DEBT (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DEBT [Abstract]
DEBT
9.	DEBT

The Company obtained a secured revolving credit loan (the “Revolving Loan”) from AFC Finance, LLC, an affiliate of the Company’s management.  The Revolving Loan has a loan commitment of $40,000,000 and bears interest of 8% per annum, payable in cash in arrears. The Company did not incur any fees or cost related to the origination of the Revolving Loan and the Revolving Loan does not have any unused fees.  The maturity date of the Revolving Loan is the earlier of (i) July 31, 2021 and (ii) the date of the closing of any Refinancing Credit Facility (as defined below) in accordance with terms in the Revolving Loan agreement.  The Revolving Loan is secured by the assets of the Company. For the three months ended March 31, 2021, the Company did not utilize its Revolving Loan and therefore no interest expense was incurred. The Revolving Loan was amended in May 2021, see Note 17. Subsequent Events.

9.	DEBT

The Company obtained a secured revolving credit loan (the “Revolving Loan”) from AFC Finance, LLC, an affiliate of the Company’s management. The Revolving Loan has a loan commitment of $40,000,000 and bears interest of 8% per annum, payable in cash in arrears. The Company did not incur any fees or cost related to the origination of the Revolving Loan and the Revolving Loan does not have any unused fees. The maturity date of the Revolving Loan is the earlier of (i) July 31, 2021 and (ii) the date of the closing of any Refinancing Credit Facility in accordance with terms in the Revolving Loan agreement. The Revolving Loan is secured by the assets of the Company. For the period from July 31, 2020 to December 31, 2020, the Company did not utilize its Revolving Loan and therefor no interest expense was incurred.